SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2007 vessel	Dec. 31, 2014 vessel market	Dec. 31, 2013	Dec. 31, 2012 vessel	Jan. 01, 2014
Property, Plant and Equipment [Line Items]
Number of vessels disposed of	1			3
Property, Plant and Equipment, Useful Life		25 years
Average years used in market price scrap per ton calculation		10 years
Number of recycling markets		3
Number of Capesize Vessels		4
Number of vessels acquired with time charter		1
RSU Percentage Recognized as Equity		50.00%
RSU Percentage Recognized as Liability		50.00%
Capesize Vessel Scrap Rate Per Lightweight Ton			281		361
Depreciation		$ (19,561)	$ (11,079)	$ (20,485)
Net income (loss)		15,995	(3,903)	(53,429)
Salvage Value [Member]
Property, Plant and Equipment [Line Items]
Depreciation		300
Net income (loss)		$ 300